Short-Term Bond Fund	07/01/2009 - 06/30/2010

ICA File Number: 811-03894
Reporting Period: 07/01/2009 - 06/30/2010
T. Rowe Price Short-Term Bond Fund, Inc.

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-03894

T. Rowe Price Short-Term Bond Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street Baltimore, Maryland 21202

(Address of principal executive offices)

Edward C. Bernard
100 East Pratt Street
Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant's telephone number, including area code: (410) 345-3577

Date of fiscal year end: 5/31

Date of reporting period: 07/01/2009 to 06/30/2010

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) T. Rowe Price Short-Term Bond Fund, Inc.

By (Signature and Title) /s/ Edward C. Bernard
Edward C. Bernard, Chairman of the Board - T. Rowe Price Funds

Date August 26, 2010

============================= Short-Term Bond Fund =============================

MARRIOT VACATION CLUB OWNER TRUST 5.25 PCT. DUE 2027

Ticker:       N/A            Security ID:  57164RAW2
Meeting Date: JUL 30, 2009   Meeting Type: Consent
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Issuer is requesting Noteholder consent N/A       Yes          Management
      to increase the maximum aggregate
      amount of Defaulted Timeshare Loans
      that the Seller may repurchase or
      substitute under Section 4.04(b) of the
      Indenture from 10 Pct. of the Aggregate
      Initial Loan Balance to 15 Pct.

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RAMP SERIES 2003-RZ2 DUE 2033

Ticker:       N/A            Security ID:  760985SH5
Meeting Date: AUG 31, 2009   Meeting Type: Consent
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Consent to proposed amendments.         N/A       Yes          Management

--------------------------------------------------------------------------------

TEPPCO PARTNERS LP, 5.9 PCT. DUE 2013

Ticker:       N/A            Security ID:  B2QHTT0
Meeting Date: SEP 28, 2009   Meeting Type: Consent and Exchange
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     For each $1,000 principal amount of     N/A       Yes          Management
      Notes validly tendered and accepted,
      the holder will receive $1,000
      principal amount of New Notes (Cusip
      TBD).

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